Equity - Schedule of non-distributable reserves (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [Line Items]
Non-distributable reserves	€ 9,831	€ 8,398	€ 7,700
ING Bank [member]
Disclosure of reserves within equity [Line Items]
Non-distributable reserves	9,829	8,397	7,603
Other [member]
Disclosure of reserves within equity [Line Items]
Non-distributable reserves	€ 2	€ 0	€ 97